SUBORDINATED LIABILITIES - Parent	12 Months Ended
Dec. 31, 2024
Disclosure Of Subordinated Liabilities [Line Items]
SUBORDINATED LIABILITIES	29. SUBORDINATED LIABILITIES

	Group
	2024	2023
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,837	1,838
	2,385	2,386
In 2024, no subordinated liabilities were repurchased as part of ongoing liability management exercises (2023: profit of £4m).
The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination amongst each of the subordinated liabilities upon a winding up of the issuer is specified in their respective terms and conditions.
In 2024 and 2023, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.
Each of the subordinated liabilities issued by Santander UK Group Holdings plc has been downstreamed to Santander UK plc by means of Santander UK plc issuing equivalent subordinated liabilities to Santander UK Group Holdings plc.
Undated subordinated liabilities

	Group
		2024	2023
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
		205	205
In common with other debt securities issued by Santander UK group companies and notwithstanding the issuer’s first call dates in the table above, in the event of certain tax changes affecting the treatment of payments of interest on subordinated liabilities in the UK, the 10.0625% Exchangeable capital securities are redeemable on any interest payment date – each in whole at the option of Santander UK, at their principal amount together with any accrued interest.
The 10.0625% Exchangeable capital securities are exchangeable into fully paid 10.375% non-cumulative non-redeemable sterling preference shares of £1 each, at the option of Santander UK, on the business day immediately following any interest payment date.
Dated subordinated liabilities

	Group
		2024	2023
	Maturity	£m	£m
4.75% Subordinated notes	2025	332	326
7.95% Subordinated notes	2029	189	193
6.50% Subordinated notes	2030	1	1
5.875% Subordinated notes	2031	7	7
5.625% Subordinated notes	2045	226	222
7.869% Subordinated notes	2033	314	321
8.296% Subordinated notes	2033	768	768
		1,837	1,838
The dated subordinated liabilities are redeemable in whole at the option of Santander UK in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
SUBORDINATED LIABILITIES	42.10. SUBORDINATED LIABILITIES

		2024	2023
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes	2025	332	326
5.625% Subordinated notes	2045	226	222
8.296% Subordinated notes	2033	768	767
7.869% Subordinated notes	2033	318	318
		1,644	1,633